Accounts and Notes Receivable, Net (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Receivables [Abstract]
Accounts receivable	$ 58,129,493	$ 62,610,943
Notes receivable	72,814	3,292
Less: Allowance for doubtful accounts	(21,191,849)	(19,291,772)
Total accounts and notes receivable, net	$ 37,010,458	$ 43,322,463